Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
Load | Salient US Dividend Signal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Salient US Dividend Signal Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the Russell 3000 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 653% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	653.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class C and Advisor Class shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies domiciled in the United States.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. For larger cap securities, the Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation. For small- and mid-cap securities, the Advisor employs both a qualitative and quantitative screening technique. The methodology attempts to identify companies with favorable financial characteristics as well as to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. The qualitative process gives preference to companies focused in a single business segment.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use a portion of such borrowed money to engage in income-producing strategies. These strategies may include: (a) a dividend-harvesting strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security about to pay a dividend; and (b) purchasing fixed-income securities specifically to generate income.

In order to reduce transaction costs, the Advisor may purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Fund may purchase short term fixed-income securities to serve as collateral for futures purchased.

		The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

		Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. Returns of Class C and Advisor Class shares are not presented because Class C and Advisor Class shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On November 3, 2015, the Advisor incorporated new principal investment strategies for the Fund as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 3, 2015 represent performance under the previous investment strategies for the Fund.

		Effective June 12, 2015, the Russell U.S. Large Cap High Dividend Yield Index, a component of the US Dividend Signal Blended Index formerly known as the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% Russell U.S. Large Cap High Dividend Yield Index), was terminated. Accordingly, effective June 12, 2015, the US Dividend Signal Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index) replaced the Fund’s prior benchmark indices. Effective November 3, 2015, the Russell 3000 Index replaced the Fund’s prior benchmark indices. Salient Management made this recommendation to the Fund’s Board of Trustees because the new index more closely aligns to the Fund’s investment strategies. Information on the Fund’s prior benchmark indices, to the extent possible, will be shown for at least a one-year transition period. In the future, however, only the Russell 3000 Index will be shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-999-6809
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.salientpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter – June 30, 2014	7.63%
Worst Quarter – September 30, 2015	–3.36%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2015
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 12, 2015, the Russell U.S. Large Cap High Dividend Yield Index, a component of the US Dividend Signal Blended Index formerly known as the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% Russell U.S. Large Cap High Dividend Yield Index), was terminated. Accordingly, effective June 12, 2015, the US Dividend Signal Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index) replaced the Fund’s prior benchmark indices. Effective November 3, 2015, the Russell 3000 Index replaced the Fund’s prior benchmark indices. Salient Management made this recommendation to the Fund’s Board of Trustees because the new index more closely aligns to the Fund’s investment strategies. Information on the Fund’s prior benchmark indices, to the extent possible, will be shown for at least a one-year transition period. In the future, however, only the Russell 3000 Index will be shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Load | Salient US Dividend Signal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	$ 718
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,530
10 Years	rr_ExpenseExampleYear10	2,690
1 Year	rr_ExpenseExampleNoRedemptionYear01	718
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,530
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,690
2014	rr_AnnualReturn2014	16.19%
2015	rr_AnnualReturn2015	(4.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
1 Year	rr_AverageAnnualReturnYear01	(10.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Load | Salient US Dividend Signal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	$ 297
3 Years	rr_ExpenseExampleYear03	706
5 Years	rr_ExpenseExampleYear05	1,242
10 Years	rr_ExpenseExampleYear10	2,707
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	706
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,707
Load | Salient US Dividend Signal Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,759
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	779
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,759
Load | Salient US Dividend Signal Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Load | Salient US Dividend Signal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Load | Salient US Dividend Signal Fund | Barclays U.S. Intermediate Corporate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Load | Salient US Dividend Signal Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Load | Salient US Dividend Signal Fund | US Dividend Signal Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Load | Salient US Dividend Signal Fund | MSCI USA IMI High Dividend Yield Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%

[1]	Other Expenses for Class C and Advisor Class shares are based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%, 1.94%, and 1.04%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.